SCHEDULE OF DIRECTORS FEES AND OFFICERS FEES EXPENSE (Details) - Key Mining Corp [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Paid in cash or accrued			$ 374,521	$ 423,000	$ 501,000	$ 493,900
Stock based compensation					52,500	56,758
Officers’ and directors’ fees	$ 124,940	$ 141,000	$ 374,521	$ 423,000	$ 553,500	$ 550,658